Document and Entity Information	Feb. 26, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 26, 2021
Entity Registrant Name	CENTERPOINT ENERGY RESOURCES CORP.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-13265
Entity Tax Identification Number	76-0511406
Entity Address, Address Line One	1111 Louisiana
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	713
Local Phone Number	207-1111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	6.625% Senior Notes due 2037
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
No Trading Symbol Flag	true
Amendment Flag	false
Entity Central Index Key	0001042773